Schedule of Annual Undiscounted Cash Flows of The Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Year ending December 31, 2024 - Operating leases	$ 258,395
Year ending December 31, 2024 - Finance leases	38,055
Year ending December 31, 2025 - Operating leases	212,512
Year ending December 31, 2025 - Finance leases	629
Year ending December 31, 2026 - Operating leases	158,282
Year ending December 31, 2026 - Finance leases
Year ending December 31, 2027 - Operating leases	116,592
Year ending December 31, 2027 - Finance leases
Thereafter - Operating leases	9,716
Thereafter - Finance Leases
Total undiscounted lease payments - Operating leases	755,497
Total undiscounted lease payments - Finance leases	38,684
Less: imputed interest- Operating leases	(81,335)
Less: imputed interest - Finance leases	(1,716)
Total lease obligations - Operating leases	674,162
Total lease obligations - Finance leases	36,968
Less: current portion - Operating leases	(213,526)	$ (80,696)
Less: current portion - Finance leases	(36,344)	$ (47,708)
Long-term lease obligations - Operating leases	460,636
Long-term lease obligations - Finance leases	$ 624